Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue		$ 4,007,000,000	$ 3,233,000,000	$ 2,679,000,000
Operating expenses		3,055,000,000	2,968,000,000	1,902,000,000
Accounts receivable, net		1,107,000,000	781,000,000
Other current liabilities		426,000,000	835,000,000
Contract liabilities		209,000,000	198,000,000
Additional provision (reversal)		17,000,000	0	(34,000,000)
Accounts receivable, allowance		20,000,000	3,000,000	3,000,000	$ 40,000,000
Proceeds from equity method investments		8,200,000	6,900,000	0
Other non-current assets		305,000,000	270,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		27,000,000	26,000,000
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment			12,000,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost		3,200,000	3,100,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets		33,800,000	32,400,000
Related Parties
Related Party Transaction [Line Items]
Revenue		823,000,000	724,000,000	654,000,000
Operating lease, lease income, lease payments		1,200,000	1,700,000	2,000,000
Accounts receivable, net		279,000,000	182,000,000
Other current liabilities		11,000,000	7,000,000
Contract liabilities		105,000,000	107,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets		16,600,000	16,200,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue		670,400,000	670,800,000	649,000,000
Operating expenses		59,400,000	74,100,000	64,100,000
Contract termination costs		0	5,500,000
Net receivable		284,600,000	175,800,000
Accounts receivable, net		294,500,000	181,100,000
Other current liabilities		9,900,000	5,300,000
Contract liabilities		104,200,000	105,700,000
Additional provision (reversal)		16,000,000	0
Accounts receivable, allowance		16,000,000.0
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue		145,500,000
Accounts receivable, net		0	0
Contract liabilities		0	0
Contract assets		145,500,000	0
Other Entities Controlled By SoftBank Group | Related Parties
Related Party Transaction [Line Items]
Revenue		0	4,400,000	1,300,000
Accounts receivable, net		0	800,000
Contract liabilities		0	1,600,000
Contract assets		0	3,100,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue		3,500,000	49,300,000	3,500,000
Contract liabilities		700,000	0
Accounts receivable, allowance		700,000	200,000
Contract assets		6,300,000	18,700,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities		700,000	1,300,000
Subscription costs incurred		10,400,000	10,600,000	8,900,000
Amounts of transaction	$ 4,000,000
Related party transaction, term	5 years
Prepaid expense and other assets		2,400,000	3,200,000
Gain from related party transaction				3,700,000
Raine Securities LLC Agreement | Related Parties
Related Party Transaction [Line Items]
Operating expenses		$ 0	10,700,000	$ 2,500,000
Proceeds from reimbursement from underwriters			$ (5,200,000)
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage					10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage					48.20%